Long-Term Loan (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Long-term Loan [Abstract]
2020	$ 12,698
2021	12,698
2022	12,698
2023	12,698
2024	5,292
Total installment payments	56,084
Less: Imputed interest	(10,615)
Present value of long-term loan	45,469
Current portion	8,666
Non-current portion	$ 36,803